Third Quarter Report
December 31, 2022 (Unaudited)
Multi-Manager Growth Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Growth Strategies Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 8.2%
Entertainment 2.4%
Netflix, Inc.(a)	168,443	49,670,472
Walt Disney Co. (The)(a)	402,646	34,981,884
Total		84,652,356
Interactive Media & Services 5.6%
Alphabet, Inc., Class A(a)	809,574	71,428,714
Alphabet, Inc., Class C(a)	749,639	66,515,469
Match Group, Inc.(a)	13,621	565,135
Meta Platforms, Inc., Class A(a)	515,883	62,081,360
Snap, Inc., Class A(a)	13,037	116,681
ZoomInfo Technologies, Inc.(a)	11,170	336,329
Total		201,043,688
Media 0.2%
Liberty Broadband Corp., Class A(a)	2,110	160,044
Trade Desk, Inc. (The), Class A(a)	189,222	8,482,822
Total		8,642,866
Total Communication Services		294,338,910
Consumer Discretionary 14.3%
Automobiles 1.9%
Tesla, Inc.(a)	542,718	66,852,003
Diversified Consumer Services 0.2%
H&R Block, Inc.	232,391	8,484,595
Hotels, Restaurants & Leisure 3.5%
Airbnb, Inc., Class A(a)	32,301	2,761,736
Booking Holdings, Inc.(a)	5,624	11,333,935
Boyd Gaming Corp.	13,475	734,792
Caesars Entertainment, Inc.(a)	14,932	621,171
Chipotle Mexican Grill, Inc.(a)	8,907	12,358,373
Hilton Worldwide Holdings, Inc.	5,121	647,090
Marriott International, Inc., Class A	86,365	12,858,885
McDonald’s Corp.	27,702	7,300,308
Starbucks Corp.	402,860	39,963,712
Travel + Leisure Co.	156,058	5,680,511
Vail Resorts, Inc.	3,765	897,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Yum China Holdings, Inc.	189,239	10,341,911
Yum! Brands, Inc.	161,731	20,714,506
Total		126,214,318
Household Durables 0.3%
Toll Brothers, Inc.	212,489	10,607,451
Internet & Direct Marketing Retail 3.9%
Alibaba Group Holding Ltd., ADR(a)	193,563	17,050,965
Amazon.com, Inc.(a)	1,360,531	114,284,604
DoorDash, Inc., Class A(a)	52,768	2,576,134
eBay, Inc.	34,190	1,417,859
Etsy, Inc.(a)	18,608	2,228,866
MercadoLibre, Inc.(a)	4,941	4,181,272
Total		141,739,700
Multiline Retail 0.2%
Target Corp.	44,952	6,699,646
Specialty Retail 4.0%
AutoZone, Inc.(a)	15,537	38,317,039
Best Buy Co., Inc.	2,055	164,832
Home Depot, Inc. (The)	93,226	29,446,364
Lowe’s Companies, Inc.	241,111	48,038,956
O’Reilly Automotive, Inc.(a)	4,949	4,177,104
TJX Companies, Inc. (The)	135,769	10,807,212
Ulta Beauty, Inc.(a)	16,815	7,887,412
Williams-Sonoma, Inc.	43,768	5,029,819
Total		143,868,738
Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co.	25,575	2,239,858
lululemon athletica, Inc.(a)	10,046	3,218,537
Tapestry, Inc.	163,719	6,234,420
Total		11,692,815
Total Consumer Discretionary		516,159,266
2	Multi-Manager Growth Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.7%
Beverages 4.0%
Brown-Forman Corp., Class B	145,241	9,539,429
Coca-Cola Co. (The)	753,156	47,908,253
Monster Beverage Corp.(a)	644,706	65,457,000
PepsiCo, Inc.	117,243	21,181,120
Total		144,085,802
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc.(a)	82,414	5,452,510
Costco Wholesale Corp.	31,746	14,492,049
Sysco Corp.	72,581	5,548,818
Total		25,493,377
Food Products 0.6%
Darling Ingredients, Inc.(a)	61,745	3,864,619
Hershey Co. (The)	27,140	6,284,810
Kellogg Co.	51,595	3,675,628
Lamb Weston Holdings, Inc.	84,952	7,591,311
Total		21,416,368
Household Products 0.2%
Procter & Gamble Co. (The)	46,629	7,067,091
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	12,420	3,081,526
Tobacco 0.1%
Altria Group, Inc.	123,770	5,657,527
Total Consumer Staples		206,801,691
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
Antero Resources Corp.(a)	32,480	1,006,555
Cheniere Energy, Inc.	45,639	6,844,024
ConocoPhillips Co.	246,546	29,092,428
Diamondback Energy, Inc.	20,397	2,789,902
EOG Resources, Inc.	47,291	6,125,130
Occidental Petroleum Corp.	13,072	823,405
ONEOK, Inc.	47,066	3,092,236
Ovintiv, Inc.	59,077	2,995,795
PDC Energy, Inc.	68,120	4,324,258
Pioneer Natural Resources Co.	22,379	5,111,140
Common Stocks (continued)
Issuer	Shares	Value ($)
Range Resources Corp.	94,475	2,363,765
Targa Resources Corp.	154,094	11,325,909
Total		75,894,547
Total Energy		75,894,547
Financials 4.7%
Banks 0.3%
SVB Financial Group(a)	33,464	7,701,405
Synovus Financial Corp.	108,882	4,088,519
Total		11,789,924
Capital Markets 2.8%
Blackstone, Inc.	72,811	5,401,848
Cboe Global Markets, Inc.	22,464	2,818,558
Charles Schwab Corp. (The)	315,722	26,287,014
Factset Research Systems, Inc.	61,576	24,704,907
Morgan Stanley	131,120	11,147,823
MSCI, Inc.	9,178	4,269,330
SEI Investments Co.	350,760	20,449,308
Tradeweb Markets, Inc., Class A	60,795	3,947,419
Total		99,026,207
Consumer Finance 0.1%
American Express Co.	18,277	2,700,426
Capital One Financial Corp.	25,329	2,354,584
Total		5,055,010
Insurance 1.5%
Arch Capital Group Ltd.(a)	304,076	19,089,891
Everest Re Group Ltd.	38,461	12,740,976
Marsh & McLennan Companies, Inc.	13,132	2,173,083
Progressive Corp. (The)	151,460	19,645,877
Total		53,649,827
Total Financials		169,520,968
Health Care 16.8%
Biotechnology 6.6%
AbbVie, Inc.	389,625	62,967,296
Alnylam Pharmaceuticals, Inc.(a)	21,140	5,023,921
Amgen, Inc.	137,153	36,021,864
Exact Sciences Corp.(a)	44,603	2,208,295
Exelixis, Inc.(a)	453,497	7,274,092
Incyte Corp.(a)	40,501	3,253,040

Multi-Manager Growth Strategies Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Moderna, Inc.(a)	5,094	914,984
Neurocrine Biosciences, Inc.(a)	60,868	7,270,074
Regeneron Pharmaceuticals, Inc.(a)	83,189	60,020,032
Seagen, Inc.(a)	42,236	5,427,748
Vertex Pharmaceuticals, Inc.(a)	167,910	48,489,050
Total		238,870,396
Health Care Equipment & Supplies 1.0%
Align Technology, Inc.(a)	3,948	832,633
DexCom, Inc.(a)	44,060	4,989,354
Intuitive Surgical, Inc.(a)	113,376	30,084,322
Total		35,906,309
Health Care Providers & Services 4.0%
agilon health, Inc.(a)	74,247	1,198,347
CVS Health Corp.	167,270	15,587,891
Encompass Health Corp.	73,346	4,386,824
Enhabit, Inc.(a)	44,402	584,330
HCA Healthcare, Inc.	87,397	20,971,784
Humana, Inc.	11,830	6,059,208
McKesson Corp.	75,738	28,410,839
Molina Healthcare, Inc.(a)	19,810	6,541,658
UnitedHealth Group, Inc.	110,477	58,572,696
Total		142,313,577
Health Care Technology 0.2%
Doximity, Inc., Class A(a)	73,389	2,462,935
Veeva Systems Inc., Class A(a)	24,780	3,998,996
Total		6,461,931
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	83,495	12,495,027
Illumina, Inc.(a)	111,890	22,624,158
IQVIA Holdings, Inc.(a)	11,098	2,273,869
Mettler-Toledo International, Inc.(a)	1,511	2,184,075
Thermo Fisher Scientific, Inc.	6,222	3,426,393
Waters Corp.(a)	6,530	2,237,048
Total		45,240,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.7%
Eli Lilly & Co.	113,484	41,516,987
Johnson & Johnson	959	169,407
Merck & Co., Inc.	28,535	3,165,958
Novartis AG, ADR	379,818	34,457,089
Novo Nordisk A/S, ADR	175,663	23,774,230
Roche Holding AG, ADR	639,270	25,037,010
Zoetis, Inc.	46,534	6,819,558
Total		134,940,239
Total Health Care		603,733,022
Industrials 8.0%
Aerospace & Defense 2.2%
Boeing Co. (The)(a)	404,922	77,133,592
Lockheed Martin Corp.	2,450	1,191,900
Total		78,325,492
Air Freight & Logistics 1.6%
Expeditors International of Washington, Inc.	233,696	24,285,688
GXO Logistics, Inc.(a)	20,206	862,594
United Parcel Service, Inc., Class B	193,002	33,551,468
Total		58,699,750
Building Products 0.4%
Advanced Drainage Systems, Inc.	41,854	3,430,772
Carlisle Companies, Inc.	2,195	517,252
Fortune Brands Innovations, Inc.	31,832	1,817,926
MasterBrand, Inc.(a)	45,473	343,321
Trane Technologies PLC	57,885	9,729,890
Total		15,839,161
Commercial Services & Supplies 0.6%
Cintas Corp.	17,122	7,732,638
Tetra Tech, Inc.	13,054	1,895,310
Waste Management, Inc.	88,677	13,911,648
Total		23,539,596
Construction & Engineering 0.1%
AECOM	43,943	3,732,079
Electrical Equipment 0.2%
Rockwell Automation, Inc.	22,650	5,833,961

4	Multi-Manager Growth Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.3%
Honeywell International, Inc.	50,266	10,772,004
Machinery 1.9%
Allison Transmission Holdings, Inc.	24,236	1,008,218
Caterpillar, Inc.	44,627	10,690,844
Deere & Co.	115,836	49,665,843
Illinois Tool Works, Inc.	6,929	1,526,459
Lincoln Electric Holdings, Inc.	28,751	4,154,232
Otis Worldwide Corp.	15,418	1,207,383
Total		68,252,979
Professional Services 0.4%
Equifax, Inc.	15,109	2,936,585
Robert Half International, Inc.	5,197	383,695
Verisk Analytics, Inc.	58,258	10,277,876
Total		13,598,156
Road & Rail 0.1%
Landstar System, Inc.	18,534	3,019,188
Union Pacific Corp.	6,523	1,350,718
Total		4,369,906
Trading Companies & Distributors 0.2%
Core & Main, Inc., Class A(a)	168,369	3,251,205
United Rentals, Inc.(a)	3,692	1,312,211
WESCO International, Inc.(a)	12,142	1,520,178
Total		6,083,594
Total Industrials		289,046,678
Information Technology 37.2%
Communications Equipment 0.1%
Arista Networks, Inc.(a)	14,158	1,718,073
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	192,487	14,655,960
CDW Corp.	47,445	8,472,728
Jabil, Inc.	159,795	10,898,019
Total		34,026,707
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 8.3%
Accenture PLC, Class A	114,226	30,480,066
Automatic Data Processing, Inc.	158,770	37,923,802
Block, Inc., Class A(a)	252,713	15,880,485
Cognizant Technology Solutions Corp., Class A	206,552	11,812,709
FleetCor Technologies, Inc.(a)	22,935	4,212,701
Gartner, Inc.(a)	2,497	839,342
Genpact Ltd.	29,232	1,354,026
International Business Machines Corp.	117,061	16,492,724
MasterCard, Inc., Class A	82,734	28,769,094
MongoDB, Inc.(a)	6,314	1,242,848
Paychex, Inc.	188,335	21,763,993
PayPal Holdings, Inc.(a)	290,660	20,700,805
Shopify, Inc., Class A(a)	494,102	17,150,280
Snowflake, Inc., Class A(a)	21,019	3,017,067
VeriSign, Inc.(a)	10,108	2,076,587
Visa, Inc., Class A	402,464	83,615,921
Total		297,332,450
Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices, Inc.(a)	212,588	13,769,325
Allegro MicroSystems, Inc.(a)	42,048	1,262,281
Applied Materials, Inc.	72,386	7,048,949
ASML Holding NV	12,710	6,944,744
Broadcom, Inc.	84,656	47,333,709
Enphase Energy, Inc.(a)	33,518	8,880,929
Entegris, Inc.	4,296	281,775
KLA Corp.	1,178	444,141
Lam Research Corp.	9,842	4,136,593
Lattice Semiconductor Corp.(a)	20,196	1,310,316
Micron Technology, Inc.	228,855	11,438,173
Monolithic Power Systems, Inc.	33,843	11,967,223
NVIDIA Corp.	546,945	79,930,542
QUALCOMM, Inc.	392,590	43,161,345
Texas Instruments, Inc.	53,964	8,915,932
Universal Display Corp.	43,814	4,733,665
Total		251,559,642

Multi-Manager Growth Strategies Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 15.0%
Adobe, Inc.(a)	35,501	11,947,152
Atlassian Corp., Class A(a)	3,231	415,765
Autodesk, Inc.(a)	235,681	44,041,708
Cadence Design Systems, Inc.(a)	18,472	2,967,342
Crowdstrike Holdings, Inc., Class A(a)	44,181	4,651,817
Datadog, Inc., Class A(a)	97,040	7,132,440
DoubleVerify Holdings, Inc.(a)	75,573	1,659,583
Dynatrace, Inc.(a)	201,975	7,735,643
Fair Isaac Corp.(a)	5,634	3,372,400
Fortinet, Inc.(a)	13,345	652,437
Gen Digital, Inc.	23,527	504,184
HubSpot, Inc.(a)	11,821	3,417,806
Intuit, Inc.	25,673	9,992,445
Manhattan Associates, Inc.(a)	46,293	5,619,970
Microsoft Corp.	1,006,333	241,338,780
Oracle Corp.	1,148,407	93,870,788
Palo Alto Networks, Inc.(a)	44,431	6,199,902
Paycom Software, Inc.(a)	37,288	11,570,839
Salesforce, Inc.(a)	284,994	37,787,354
ServiceNow, Inc.(a)	42,910	16,660,666
Synopsys, Inc.(a)	41,632	13,292,681
Workday, Inc., Class A(a)	91,535	15,316,552
Zscaler, Inc.(a)	5,551	621,157
Total		540,769,411
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	1,643,182	213,498,637
Total Information Technology		1,338,904,920
Materials 0.8%
Chemicals 0.2%
Sherwin-Williams Co. (The)	29,104	6,907,252
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Eagle Materials, Inc.	25,220	3,350,477
Containers & Packaging 0.0%
Graphic Packaging Holding Co.	68,432	1,522,612
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	452,393	17,190,934
Total Materials		28,971,275
Real Estate 0.3%
Equity Real Estate Investment Trusts (REITS) 0.3%
Apartment Income REIT Corp.	21,721	745,248
Lamar Advertising Co., Class A	14,974	1,413,546
SBA Communications Corp.	25,633	7,185,186
Simon Property Group, Inc.	17,030	2,000,684
Total		11,344,664
Total Real Estate		11,344,664
Utilities 0.0%
Gas Utilities 0.0%
National Fuel Gas Co.	13,253	838,915
Total Utilities		838,915
Total Common Stocks (Cost $3,472,945,233)		3,535,554,856

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(b),(c)	67,943,541	67,923,158
Total Money Market Funds (Cost $67,917,300)		67,923,158
Total Investments in Securities (Cost: $3,540,862,533)		3,603,478,014
Other Assets & Liabilities, Net		167,954
Net Assets		3,603,645,968

6	Multi-Manager Growth Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.318%
	49,935,449	1,004,789,392	(986,807,764)	6,081	67,923,158	(17,519)	1,135,128	67,943,541
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Growth Strategies Fund | Third Quarter Report 2022	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT117_03_N01_(02/23)